Expense Example {- Fidelity Advisor® Capital Development Fund} - 09.30 Destiny Portfolios: Fidelity Advisor Capital Development Fund-O PRO-05 - Fidelity Advisor® Capital Development Fund - Fidelity Advisor Capital Development Fund-Class O
Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714